Post Balance Sheet Events (Details) $ in Thousands					12 Months Ended	18 Months Ended
	Feb. 14, 2019 USD ($) shares	Feb. 13, 2019 USD ($) shares	Feb. 13, 2019 £ / shares	Nov. 05, 2018 USD ($)	Apr. 30, 2017 USD ($)	Oct. 31, 2018 USD ($) shares	Aug. 29, 2018 USD ($)
Post balance sheet events [Abstract]
Sale of product line						$ 2,535,000
Shares repurchased					$ 7,678
Atalla [Member]
Post balance sheet events [Abstract]
Sale of product line				$ 20,000
Share Buy-back [Member]
Post balance sheet events [Abstract]
Amount authorized under buy-back program				$ 400,000			$ 200,000
Shares repurchased		$ 400,000				$ 171,200
Number of shares repurchased (in shares) | shares		22,455,121				9,858,205
Average share price (in pounds per share) | £ / shares			£ 13.82
Expiration date	Mar. 29, 2019
Share Buy-back [Member] | Top of Range [Member]
Post balance sheet events [Abstract]
Amount authorized under buy-back program	$ 110,000
Number of ordinary shares authorized for repurchase (in shares) | shares	65,211,171